Other Current and Long-term Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Other current liabilities
Fair value of swaps	$ 51,022,000	$ 109,431,000
Other current liabilities	1,480,000	5,267,000
Total	52,502,000	114,698,000
Deferred fees accrued pursuant to the Bank Agreement included in other current liabilities	700,000	4,900,000
Other long-term liabilities
Fair value of swaps	2,398,000	59,077,000
Other long-term liabilities	11,310,000	9,103,000
Total	$ 13,708,000	$ 68,180,000